VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF SALE LEASEBACK TRANSACTIONS (Details) - Eskimo SPV Agreement - Golar Eskimo - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	Nov. 30, 2025	Nov. 30, 2020	Sep. 30, 2020
Variable Interest Entity [Line Items]
Sales value			$ 285.0
Scenario, Forecast
Variable Interest Entity [Line Items]
Subsequent repurchase option		$ 202.0
Repurchase obligation at end of lease term	$ 128.3